Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Plant and equipment [Abstract]
Plant and Equipment	The estimated useful lives of the Company’s plant and equipment are as follows:

Infrastructure assets	10 years
Mining servers	2 years

The changes in the carrying value of plant and equipment are as follows:

	Infrastructure	Mining servers	Right-of-use assets	Total
Cost
Balance, January 1, 2020	$32,130,866	$82,403,481	$575,274	$115,109,621
Additions	-	5,810,970	-	5,810,970
Expiration of lease	-	-	(71,440)	(71,440)
Reversal of prior-year impairment	13,155,936	-	-	13,155,936
Balance, December 31, 2020	45,286,802	88,214,451	503,834	134,005,087
Additions	1,419,151	85,012,203	460,100	86,891,454
Balance, December 31, 2021	$46,705,953	$173,226,654	$963,934	$220,896,541

Accumulated Depreciation
Balance, January 1, 2020	$15,058,758	$65,093,519	$74,259	$80,226,536
Depreciation	6,801,080	14,428,573	35,265	21,264,918
Expiration of lease	-	-	(32,973)	(32,973)
Accretion expense	-	-	24,004	24,004
Balance, December 31, 2020	21,859,838	79,522,092	100,555	101,482,485
Depreciation	6,025,591	17,073,105	188,954	23,287,650
Balance, December 31, 2021	$27,885,429	$96,595,197	$289,509	$124,770,135

Net book value as of
December 31, 2020	$23,426,964	$8,692,359	$403,279	$32,522,602
December 31, 2021	$18,820,524	$76,631,457	$674,425	$96,126,406

Significant Assumptions in Determining Value In Use	The significant assumptions in determining the VIU included the following:

	December 31, 2021	December 31, 2020
Starting Bitcoin price	$58,707 (US$46,306)	$36,925 (US$29,002)
Starting network difficulty	26,643 billion	18,600 billion
Discount rate	25.00%	25.00%
Monthly Bitcoin price growth	3.00%	1.21% - 5.13%
Difficulty growth rate	4.00%	4.42%